18. Borrowings and financing (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended					12 Months Ended
	Sep. 11, 2018	Apr. 17, 2019	Feb. 20, 2019	Dec. 27, 2018	Dec. 17, 2018	Jan. 17, 2018	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate							10.73%		12.61%	12.87%
Description of debt/LAJIDA ratio							Net debt/LAJIDA ratio should be lower than or equal to 3.25.
Number of shares sold (in shares)							267,997		266,845
Swap Contracts [Member]
Disclosure of detailed information about borrowings [line items]
Weighted average annual rate of CDI							5.96%		6.42%
1th Issue of Debentures - CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs		R$ 1,080
Maturity date		Apr. 13, 2020
Interest rate		96.00%
15th Issue of Debentures - CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs						R$ 800
Maturity date						Jan. 15, 2021
Interest rate						104.75%
16th Issue of Debentures - CDI (1nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs	R$ 1,200
Maturity date	Sep. 10, 2021
Interest rate	106.00%
16th Issue of Debentures - CDI (2nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Sep. 10, 2022
Interest rate	107.40%
1th Issue Of Commercial Promissory Notes Of Sendas - CDI (6th serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs								R$ 800
1th Issue Of Commercial Promissory Notes Of Sendas - CDI (6th serie) [Member] | Bottom Of Range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal value								50
1th Issue Of Commercial Promissory Notes Of Sendas - CDI (6th serie) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal value								R$ 250
4th Issue Of Commercial Promissory Notes - CDI (1th serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs					R$ 800
Maturity date					Jan. 09, 2022
Interest rate					105.75%
1th Issue of Debentures - CDI (4th serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs							R$ 8,000
Nominal value							R$ 2,000
Via Varejo S.A. ("Via Varejo") [Member] | New Total Return Swap ("TRS") Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares sold (in shares)			40,000,000
Percentage of equity interest			3.09%
Proceeds from issuing shares			R$ 200
Via Varejo S.A. ("Via Varejo") [Member] | Total Return Swap ("TRS") Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares sold (in shares)				50,000,000
Percentage of equity interest				3.80%
Proceeds from issuing shares				R$ 218